PSG Capital Management Trust
Investment Objective
The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PSG Capital Management Trust PSG Tactical Growth Fund
Redemption Fee (as a percent of amount redeemed within 90 days of purchase){neg}	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PSG Capital Management Trust PSG Tactical Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[1][2]	0.04%
Total Annual Fund Operating Expenses		2.26%
Fee Waiver and Reimbursement	[3]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.04%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until May 31, 2013 so that the total annual operating expenses ( excluding any brokerage fees and commissions, indirect expenses such as acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes, extraordinary expenses such as litigation or expenses in connection with a merger or reorganization) of the Fund do not exceed 2.00% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PSG Capital Management Trust PSG Tactical Growth Fund	207	685

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by selecting investments based upon their income or long term growth potential.  Consistent with the Fund’s investment objective, the adviser may invest across a global spectrum of asset classes and security types using an active strategy.  The adviser may also employ risk management strategies to enhance the likelihood of achieving absolute returns (positive returns regardless of market returns).  The adviser's strategy employs top down macro economic, fundamental and technical analysis.  The adviser assesses macro-economic conditions by analyzing domestic and foreign economic growth rates, sector and industry forecasts, interest rate levels and valuations of asset classes (historical vs. current).  The adviser assesses company-specific fundamentals by analyzing growth rates, business model, competitive position and relative valuation (e.g. price-to-earnings ratio).  Additionally, the adviser assesses technical conditions by analyzing market-wide or security-specific historical price and volume data.

The adviser may, when consistent with the Fund’s investment objective, seek to hedge market or security specific risk. This may include a defensive position where the adviser invests up to 100% of Fund assets in cash and cash equivalents.  The adviser may also manage risk by hedging portfolio risks or security-specific risks using options, futures or inverse exchange-traded funds ("ETFs") when it believes conditions are unfavorable.

The adviser may allocate the Fund’s investments among different types of securities in different proportions at different times.  The adviser selects asset classes and securities from the following types:

▪         Common stocks of domestic and foreign companies (including "ADRs")

▪         Real estate investment trusts ("REITs")

▪         Government bonds (US and foreign, including Treasury-Inflation Protected Securities ("TIPs"))

▪         Corporate bonds of domestic and foreign companies

▪         ETFs, closed-end funds and mutual funds that invest in the securities above

▪         Foreign currency-linked bonds or ETFs

▪         Commodity-linked ETFs

▪         Futures, put and call options

▪         Specialty ETFs such as inverse, ultrashort or ultralong ETFs

The Fund will invest without restriction as to issuer capitalization, sector, country, currency, credit quality or maturity, whether held directly or through Underlying Funds.  Investments in fixed income securities may include non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.

When the adviser believes equity prices will decline, in general, or certain segments will decline, it will diversify investments among asset classes such as fixed income, commodity-linked securities and cash equivalents that it believes will be risk-mitigating when combined with the Fund's equity securities.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

At a security specific level, the adviser buys investments that it believes are undervalued relative to their growth prospects or represent segments that are undervalued relative to their growth prospects and sells them when it believes they have reached their target price or more attractive investments are available.  The adviser buys and sells derivatives to manage risk when it believes market conditions are unfavorable.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply directly to the Fund and indirectly through Underlying Funds.

  Commodity Risk:  Investing in the commodities markets through commodity-linked ETFs or other securities will subject the Fund to potentially greater volatility than investments in traditional securities.  Commodity prices will be influenced by unfavorable weather, disease, geologic and environmental factors as well as changes in government regulation.
  Derivatives Risk:  The use of futures and options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.  Long options positions may expire worthless and written options may expose the Fund to significant losses.
  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities.  The credit quality and value of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.
  Foreign Currency Risk:  The Fund's investments in foreign currency denominated securities exposes the Fund to adverse changes in exchange rates.
  Foreign Investment Risk:  Investments in foreign markets exposes the Fund to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  These risks are typically amplified in emerging markets.
  Inverse Risk.  The Fund engages in hedging strategies by investing in inverse Underlying Funds.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.  The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.  These risks are more pronounced in ultrashort inverse ETFs and other Underlying Funds that employ leverage.
  Junk Bond Risk:  Lower-quality bonds, known as junk bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds.  Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.
  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation and neither the adviser, nor the portfolio manager, has previously managed a mutual fund.
  Management Risk:  The adviser's dependence on its asset allocation models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.
  Market Risk:  Overall securities market risks affect the value of individual securities and Underlying Funds in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities and derivatives markets.
  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
  REIT Risk.  A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.
  Small and Medium Capitalization Stock Risk.  The value small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
  Underlying Funds Risk:  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  Underlying Funds may also employ leverage such that their returns are more than one times that of their benchmark which will amply losses suffered by the Fund when compared to unleveraged investments.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting [www.psgfunds.com] or by calling 1-855-866-9825.